Related Party Transactions	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS
Under an agreement between Sohu and Fox Financial Technology Group Limited (“Fox Financial,” formerly known as “SoEasy Internet Finance Group Limited”) entered into in August 2014, Sohu invested $4.8 million and $16.1 million, respectively, in Fox Financial in August 2014 and April 2015. In February 2016, Sohu invested an additional $10.5 million in Fox Financial.
Changyou’s Loan Arrangements with Fox Financial
Commencing in April 2015, certain subsidiaries of Changyou and certain subsidiaries of Fox Financial entered into a series of loan agreements pursuant to which the subsidiaries of Changyou were entitled to draw down HK dollar-denominated or U.S. dollar-denominated loans from the Fox Financial subsidiaries and the Fox Financial subsidiaries were entitled to draw down equivalent
RMB-denominated
loans from the Changyou subsidiaries, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest which approximated the market interest rate at the inception of the loans.
In December 2018 and 2019, Changyou entered into several supplemental agreements with Fox Financial pursuant to which (i) all accrued and unpaid interest on the loans was added to the principal of the corresponding loans; (ii) Fox Financial provided security for its repayment obligations to Changyou; and (iii) Changyou similarly provided security for its repayment obligations to Fox Financial. If Fox Financial fails to repay the
RMB-denominated
loan principal and corresponding interest owed to Changyou, Changyou will have the right to apply the amount of a security deposit, consisting of the outstanding U.S. dollar-denominated loan principal and corresponding interest owed by Changyou to Fox Financial, to repay the
RMB-denominated
loan principal and interest owed by Fox Financial to Changyou, and vice versa. The security deposit will be required to be replenished by Fox Financial or Changyou, as the case may be, if the amount of the security deposit is insufficient to repay the applicable loan principal and interest, and any remaining security deposit will be returned to Fox Financial or Changyou, as the case may be, if there is a surplus after the repayment of the loan principal and interest.
The loan arrangements expired on December 31, 2020 and no new supplemental agreements were signed. In May 2021 and in March 2024, Changyou notified Fox Financial of Changyou’s intention to exercise its rights under the supplemental agreement by applying the security deposit to repay the
RMB-denominated
loan principal and corresponding interest owed by Fox Financial to Changyou. As of the date of the filing of this report, Changyou has not received any response from Fox Financial and has not so applied any of the security deposit. In connection with such loan arrangements, the Sohu Group recorded in the Sohu Group’s consolidated balance sheets as of December 31, 2025 loans receivable from Fox Financial in a total amount of $33.9 million as prepaid and other current assets, and loans payable to Fox Financial in a total amount of $34.1 million as other short-term liabilities.